INVESTMENT IN BIG RIDGE GOLD CORP. (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN BIG RIDGE GOLD CORP.
Investment In Big Ridge Gold Corp.
	December 31, 2022	December 31, 2021
Balance as at December 31, 2021	$1,491	$-
Acquisition – Initial Recognition on June 7, 2021	-	2,185
Equity loss	(144)	(106)
Dilution event in Q2 2021	-	(588)
Completion of Stage 1 Earn-In	2,175	-
Fair value adjustment of Investment in Big Ridge Gold Corp.	(1,403)	-
Balance as at December 31, 2022	$2,119	$1,491